PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2024	2023
Cost:
Land and buildings	$10,879	$10,739
Leasehold improvements	9,408	9,164
Machinery and equipment	79,512	76,664
Motor vehicles	259	273
Office furniture and equipment	1,628	1,378
Internal use software	4,204	3,768
	105,890	101,986

Less: Accumulated depreciation and amortization	64,314	59,432
Depreciated cost	$41,576	$42,554

Depreciation and amortization expenses amounted to $5,187, $4,430 and $3,500 for the years ended December 31, 2024, 2023 and 2022, respectively.